Cover	Nov. 01, 2022
Cover [Abstract]
Entity Registrant Name	Issuer Direct Corporation
Entity Central Index Key	0000843006
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Nov. 01, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-1331503
Written Communications	false
Entity File Number	1-10185
Entity Address Address Line 1	One Glenwood Drive
Entity Address Address Line 2	Suite 1001
Entity Address City Or Town	Raleigh
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27603
City Area Code	919
Local Phone Number	481-4000
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	ISDR
Security Exchange Name	NYSEAMER
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	On November 3, 2022, the Company filed a Current Report on Form 8-K (the “Original Form 8-K”) regarding the acquisition of Newswire (the “Acquisition”) and stated that the financial statements and pro forma financial information required under Item 9.01 of Form 8-K would be filed within 71 days after the date on which the Original Form 8-K was required to be filed. This Amendment No. 1 to Current Report on Form 8-K (the “Amendment”) contains the required financial statements and pro forma financial information related to the Acquisition. Except as set forth herein, no modifications have been made to the information contained in the Original Form 8-K and the Company has not updated any information contained therein to reflect the events that have occurred since the date of the Original Form 8-K. Accordingly, this Amendment should be read in conjunction with the Original Form 8-K.